Commitments and Contingencies (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Feb. 25, 2025	Aug. 17, 2024	Nov. 23, 2021	Apr. 20, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 30, 2024
Loss Contingencies [Line Items]
Repayment of debt						$ 95,742	$ 221,258	$ 2,212,067
Shares held by the sponsor									2,100,000
Minimum [Member]
Loss Contingencies [Line Items]
Total liable							19,000,000
Maximum [Member]
Loss Contingencies [Line Items]
Total liable							$ 24,000,000
Ripple Labs Singapore Pte Ltd [Member]
Loss Contingencies [Line Items]
Demanding payment		$ 27,257,540.64
Promissory Note [Member]
Loss Contingencies [Line Items]
Repayment of debt	$ 5,700,000
Contractual default interest	$ 97,000
Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount			0.50%
Percent of underwriting deferred fee			3.00%
Underwriters Agreement [Member] | Deferred Fee [Member]
Loss Contingencies [Line Items]
Proceeds from issuance initial public offering gross			$ 5,999,964
InFint Acquisition Corporation [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount			0.50%
Percent of underwriting deferred fee			3.00%
InFint Acquisition Corporation [Member] | Underwriters Agreement [Member] | Deferred Fee [Member]
Loss Contingencies [Line Items]
Proceeds from issuance initial public offering gross			$ 5,999,964
Over-Allotment Option [Member] | InFint Acquisition Corporation [Member]
Loss Contingencies [Line Items]
Number of shares issued			2,608,680
IPO [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount			1.25%
Proceeds from issuance initial public offering gross			$ 2,499,985
IPO [Member] | InFint Acquisition Corporation [Member]
Loss Contingencies [Line Items]
Proceeds from issuance initial public offering gross			$ 202,998,782
IPO [Member] | InFint Acquisition Corporation [Member] | Promissory Note [Member]
Loss Contingencies [Line Items]
Proceeds from issuance initial public offering gross				$ 696,875
IPO [Member] | InFint Acquisition Corporation [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount			1.25%
Proceeds from issuance initial public offering gross			$ 2,499,985